Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic					$ (343,444)	$ (250,042)	$ (312,162)
Foreign					74	356	104
Loss before benefit (provision) of income taxes	$ (82,042)	$ (94,577)	$ (247,246)	$ (264,323)	$ (343,370)	$ (249,686)	$ (312,058)